GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Goodwill [Table Text Block]
		Exchange
	December 31,	rate	December 31,
	2012	adjustment	2013
IT	$24,459,797	$86,193	$24,545,990
DT	3,162,693	11,186	3,173,879
Total	$27,622,490	$97,379	$27,719,869